UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09703

Name of Fund:    BCT Subsidiary, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BCT Subsidiary, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BCT Subsidiary, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
Face
Amount	Asset-Backed Securities**	Value
$233,792	Global Rated Eligible Asset Trust Series 1998-A Class 1, 7.45% due
	9/15/2007 (d)(f)(h)	$23
567,535	Structured Mortgage Asset Residential Trust Series 2, 8.24% due
	11/07/2007 (f)(h)	57
	Total Asset-Backed Securities (Cost - $41,827) - 0.0%	80
	U.S. Government Agency Mortgage-Backed Securities
	Fannie Mae Guaranteed Pass-Through Certificates:
299,370	5.50% due 1/01/2017 - 2/01/2017	307,503
14,218	6.50% due 7/01/2029	14,877
	Total U.S. Government Agency Mortgage-Backed Securities
	(Cost - $310,294) - 0.9%	322,380
	U.S. Government Agency Mortgage-Backed Securities** -
	Collateralized Mortgage Obligations
2,609,610	Fannie Mae Trust Series 1992-174 Class S, 0.098% due 9/25/2022 (a)	7,207
2,038,130	Fannie Mae Trust Series 1993-49 Class L, 0.445% due 4/25/2013	13,945
26,607	Fannie Mae Trust Series 1993-214 Class SH, 9.539% due 12/25/2008 (a)	27,096
4,179	Fannie Mae Trust Series 1994-13 Class SJ, 8.75% due 2/25/2009 (a)	4,228
3,148,362	Fannie Mae Trust Series 2003-70 Class ID, 5% due 4/25/2022	35,335
780,570	Fannie Mae Trust Series 2004-13 Class IG, 5% due 10/25/2022	15,789
260,020	Fannie Mae Trust Series G-21 Class L, 0.95% due 7/25/2021	5,706
547	Freddie Mac Multiclass Certificates Series 1506 Class S, 10.578% due 5/15/2008 (a)	546
72,579	Freddie Mac Multiclass Certificates Series 1515 Class S, 9.793% due 5/15/2008 (a)	72,408
736,899	Freddie Mac Multiclass Certificates Series 1598 Class J, 6.50% due 10/15/2008 (j)	735,884
38,768	Freddie Mac Multiclass Certificates Series 1618 Class SA, 8.25% due
	11/15/2008 (a)	38,893
4,647	Freddie Mac Multiclass Certificates Series 1661 Class SB, 9.841% due
	1/15/2009 (a)	4,750
1,303,995	Freddie Mac Multiclass Certificates Series 2523 Class EH, 5.50% due 4/15/2020	55,424
80,687	Freddie Mac Multiclass Certificates Series 2564 Class NC, 5% due 2/15/2033	77,265
34,484	Freddie Mac Multiclass Certificates Series 2633 Class PI, 4.50% due 3/15/2012	69
2,998,025	Freddie Mac Multiclass Certificates Series 2739 Class PI, 5% due 3/15/2022	62,999
1,343,528	Freddie Mac Multiclass Certificates Series 2976 Class KI, 5.50% due 11/15/2034	172,293
1,584,758	Freddie Mac Multiclass Certificates Series 3189 Class KI, 6% due 1/15/2035	111,821
2,507,625	Freddie Mac Multiclass Certificates Series 3207 Class QI, 6% due 2/15/2035	133,481
	Total U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations (Cost - $2,007,660) - 4.5%	1,575,139
	Non-Government Agency Mortgage-Backed Securities** -
	Collateralized Mortgage Obligations
127,387	Citicorp Mortgage Securities, Inc. Series 1993-14 Class A-4, 13.58% due
	11/25/2023 (a)	127,701
1,823,164	JPMorgan Mortgage Trust Series 2006-A7 Class 2A2, 5.829% due 1/25/2037 (a)	1,850,620
100,511	Nomura Asset Acceptance Corp. Series 2004-AR4 Class 2A3, 3.711% due
	12/25/2034 (a)	100,052
587,524	Residential Accredit Loans, Inc. Series 2002-QS16 Class A3, 9.563% due
	10/25/2017 (a)	633,129
12,443	Salomon Brothers Mortgage Securities VI, Inc. Series 1987-3 Class A,
	12.50% due 10/23/2017 (i)	11,903
491,764	Structured Adjustable Rate Mortgage Loan Trust Series 2004-11 Class A,
	7.006% due 8/25/2034 (a)	493,922
11,482,424	Vendee Mortgage Trust Series 2002-1 Class 1IO, 0.043% due 10/15/2031 (a)	25,308
1,000,000	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Class A6,
	4.056% due 10/25/2033 (a)	1,002,144
1,000,000	WaMu Mortgage Pass-Through Certificates Series 2005-AR4 Class A3,
	4.585% due 4/25/2035 (a)	1,003,080

BCT Subsidiary, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)
	Face	Non-Government Agency Mortgage-Backed Securities** -
	Amount	Collateralized Mortgage Obligations	Value
	$500,000	Wells Fargo Mortgage Backed Securities Trust Series 2004-N Class A6,
		4% due 8/25/2034 (a)	$504,675
		Total Non-Government Agency Mortgage-Backed Securities -
		Collateralized Mortgage Obligations (Cost - $5,519,020) - 16.4%	5,752,534
Industry		Corporate Bonds
Capital Markets - 2.9%	1,000,000	Morgan Stanley Group, Inc., 10% due 6/15/2008	1,019,740
		Total Corporate Bonds (Cost - $1,007,549) - 2.9%	1,019,740
State		Municipal Bonds
California -4.6%	500,000	Fresno, California, Taxable Pension Obligation Revenue Bonds, 7.80% due
		6/01/2014 (b)(g)	566,785
	500,000	Kern County, California, Taxable Pension Obligation Revenue Bonds, 6.98%
		due 8/15/2009 (e)	526,505
	500,000	Los Angeles County, California, Taxable Pension Obligation Revenue Bonds,
		Series D, 6.97% due 6/30/2008 (e)	507,495
Louisiana - 1.4%	500,000	Orleans Parish, Louisiana, School Board, Taxable Pension Obligation, Revenue
		Refunding Bonds, Series A, 6.60% due 2/01/2008 (c)	500,000
		Total Municipal Bonds (Cost - $2,000,000) - 6.0%	2,100,785
		Short-Term Securities
	24,300,000	Federal Home Loan Bank, 1.35% due 2/01/2008	24,300,000
		Total Short-Term Securities (Cost - $24,300,000) - 69.2%	24,300,000
		Total Investments (Cost - $35,186,350*) - 99.9%	35,070,658
		Other Assets Less Liabilities - 0.1%	50,441
		Net Assets - 100.0%	$35,121,099

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,186,350
Gross unrealized appreciation	$440,972
Gross unrealized depreciation	(556,664)
Net unrealized depreciation	$(115,692)

**

Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

(a)	Floating rate security.
(b)	Escrowed to maturity.
(c)	FGIC Insured.
(d)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e)	MBIA Insured.
(f)	Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(g)	Subject to principal paydowns.
(h)	Restricted securities as to resale, representing approximately 0.0% of net assets, were as follows:

	Acquisition
Issue	Date	Cost	Value
Global Rated Eligible Asset Trust Series 1998-A
Class 1, 7.45% due 9/15/2007	3/15/2006	$77	$23
Structured Mortgage Asset Residential Trust
Series 2, 8.24% due 11/07/2007	3/15/2006	41,750	57
Total		$41,827	$80

(i)	Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase.
(j)	All or a portion of security held as collateral in connection with open financial futures contracts.
Financial futures contracts sold as of January 31, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation
100	2-Year U.S. Treasury Bond	March 2008	$21,401,343	$79,468

BCT Subsidiary, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)

  For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCT Subsidiary, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BCT Subsidiary, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BCT Subsidiary, Inc.

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BCT Subsidiary, Inc.

Date: March 24, 2008